Pensions - Components of other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pensions [Abstract]
Net actuarial loss	$ 1,467	$ 2,104	$ 3,046
Prior service cost	0	0	0
Defined benefit plan adjustment, net of tax of $0	$ 1,467	$ 2,104	$ 3,046